UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)                (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:   513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Common Stocks	Shares	Fair Value

3M Co.	18,925	$2,681,294
Danaher Corp.	56,770	4,313,385
Dover Corp.	33,050	2,654,906
Eaton Corp.	34,650	2,195,770
Emerson Electric Co.	65,900	4,124,022
Norfolk Southern Corp.	28,900	3,225,240
13.2% - Total For Industrials		$19,194,617

AT&T Inc.	70,140	2,471,734
1.7% - Total For Telecommunication Services		$2,471,734

Coca Cola Co.	108,680	4,636,289
Hershey Foods Corp.	32,400	3,091,932
JM Smucker Co.	42,450	4,202,125
Nestle SA - ADR	77,000	5,669,510
Procter & Gamble Co.	33,990	2,846,323
Unilever PLC	96,500	4,043,350
16.8% - Total For Consumer Staples		$24,489,529

Nordstrom Inc.	64,850	4,433,794
Target Corp.	67,950	4,259,106
TJX Companies	55,000	3,254,350
8.2% - Total For Consumer Discretionary		$11,947,250

Chevron Corp.	45,585	5,439,202
ConocoPhillips	59,300	4,537,636
Hess Corp.	33,500	3,159,720
Royal Dutch Shell PLC, Class B ADR	53,300	4,217,096
Schlumberger Ltd.	29,550	3,004,940
14.0% - Total For Energy		$20,358,594

AON PLC	34,650	3,037,765
Everbank Financial Corp.	235,200	4,153,632
Marsh & McLennan Companies Inc.	56,800	2,972,912
PartnerRE Ltd.	27,200	2,989,008
PNC Financial Services Group Inc.	32,670	2,795,899
RenaissanceRE Holdings Ltd.	27,400	2,739,726
U.S. Bancorp	62,800	2,626,924
14.6% - Total For Financial Services		$21,315,866

Abbott Laboratories	104,600	4,350,314
Owens & Minor Inc. Holding Company	127,900	4,187,446
Teleflex Inc.	29,600	3,109,184
8.0% - Total For Health Care		$11,646,944

Accenture PLC	55,030	4,475,040
Apple Computer Inc.	36,260	3,653,195
Cisco Systems Inc.	182,100	4,583,457
Linear Technology Corp.	67,600	3,000,764
Microsoft Corp.	107,835	4,999,231
Oracle Corp.	106,200	4,065,336
Qualcomm Inc.	59,130	4,421,150
SAP AG ADR	56,450	4,073,432
22.9% - Total For Information Technology		$33,271,605

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Total Common Stocks 99.4%		$144,696,139
(Identified Cost $114,489,810)

Cash Equivalents

First American Government Obligation Fund, Class Z**	863,128	863,128
Total Cash Equivalents 0.6%		$863,128
(Identified Cost $863,128)

Total Portfolio Value 100.0%		$145,559,267
(Identified Cost $115,352,938)

Liabilities in Excess of Other Assets 0.0%		$(27,652)

Total Net Assets 100.0%		$145,531,615

** Variable Rate Security; as of September 30, 2014, the 7 day yield was 0.01%.
ADR - American Depositary Receipt
PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Common Stocks	Shares	Fair Value

3M Co.	7,680	$1,088,102
Danaher Corp.	20,200	1,534,796
Dover Corporation	18,900	1,518,237
Eaton Corp.	13,970	885,279
Emerson Electric Co.	15,130	946,835
Fluor Corp.	14,525	970,125
Union Pacific Corp.	10,600	1,149,252
14.5% - Total For Industrials		$8,092,626

CVS Corp.	14,220	1,131,770
JM Smucker Co.	10,850	1,074,041
Nestle SA - ADR	21,020	1,547,703
Procter & Gamble Co.	11,700	979,758
The Fresh Market*	12,850	448,850
9.3% - Total For Consumer Staples		$5,182,122

Cabela's Inc.*	8,550	503,595
Michael Kors Holdings Ltd.*	13,520	965,193
Nordstrom Inc.	18,000	1,230,660
Priceline.com Inc.*	840	973,207
TJX Companies	21,000	1,242,570
Walt Disney Co.	12,930	1,151,158
10.9% - Total For Consumer Discretionary		$6,066,383

Baker Hughes Inc.	15,810	1,028,599
Chevron Corp.	9,000	1,073,880
Continental Resources Inc.*	9,400	624,912
EOG Resources Inc.	16,140	1,598,183
Schlumberger Ltd.	14,705	1,495,351
10.5% - Total For Energy		$5,820,925

AON PLC	12,650	1,109,026
Axis Capital Holdings Ltd.	22,450	1,062,558
Everbank Financial Corp.	56,300	994,258
Invesco Ltd.	14,600	576,408
PNC Financial Services Group Inc.	13,010	1,113,396
Western Alliance Bancorp.*	49,375	1,180,063
10.9% - Total For Financial Services		$6,035,709

Actavis PLC	5,100	1,230,528
Analogic Corp.	23,750	1,519,050
Mednax Inc.*	25,710	1,409,422
Teleflex Inc.	10,350	1,087,164
Vertex Pharmaceuticals Inc.*	16,000	1,796,960
12.7% - Total For Health Care		$7,043,124

Apple Inc.	22,980	2,315,235
Citrix Systems Inc.*	16,300	1,162,842
EMC Corp.	40,050	1,171,863
Facebook Inc.*	9,800	774,592
FEI Co.*	6,700	505,314
F5 Networks Inc.*	9,580	1,137,529
Fortinet Inc.*	22,150	559,620
Google Inc. - Class A*	920	541,337
Google Inc. - Class C*	920	531,171

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

IPG Photonics Corp.*	17,000	1,169,260
Oracle Corp.	39,600	1,515,888
Qualcomm Inc.	15,100	1,129,027
Red Hat Inc.*	10,980	616,527
Ruckus Wireless Inc.*	52,000	694,720
SAP AG ADR	13,300	959,728
26.6% - Total For Information Technology		$14,784,653

Total Common Stocks 95.4%		$53,025,542
(Identified Cost $39,354,306)

Cash Equivalents

First American Government Obligation Fund, Class Z**	2,558,341	2,558,341
Total Cash Equivalents 4.6%		$2,558,341
(Identified Cost $2,558,341)

Total Portfolio Value 100.0%		$55,583,883
(Identified Cost $41,912,647)

Liabilities in Excess of Other Assets 0.0%		$(5,630)

Total Net Assets 100.0%		$55,578,253

* Non-income producing security.
** Variable Rate Security; as of September 30, 2014, the 7 day yield was 0.01%.
ADR - American Depositary Receipt
PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Common Stocks	Shares	Fair Value

Flotek Industries Inc.*	17,000	443,190
Kapstone Paper & Packaging Corp.*	21,000	587,370
U.S. Silica Holdings Inc.	6,500	406,315
Valspar Corp.	3,800	300,162
Westlake Chemical Corp.	6,000	519,540
5.2% - Total For Materials		$2,256,577

Alamo Group Inc.	15,000	615,000
Alliant Techsystems Inc.	3,600	459,504
Circor International Inc.	7,500	504,975
Carlisle Corp.	4,100	329,558
Copa Holdings SA	2,200	236,038
Deluxe Corp.	11,100	612,276
Dun & Bradstreet Corp.	2,800	328,916
Fluor Corp.	7,100	474,209
Flowserve Corp.	8,800	620,576
Generac Holdings Inc.	7,000	283,780
Hillenbrand Inc.	14,000	432,460
Lincoln Electric	4,600	318,021
Old Dominion Freight*	6,300	445,032
Oshkosh Truck Corp.	10,300	454,745
Pentair PLC	9,000	589,410
Powell Industries Inc.	8,700	355,482
Snap-On Tools Corp.	3,100	375,348
Trinity Industries	15,800	738,176
United Stationers Inc.	12,400	465,868
Watsco Inc.	2,900	249,922
20.3% - Total For Industrials		$8,889,296

Church & Dwight Co. Inc.	6,000	420,960
Energizer Holdings Inc.	2,700	332,667
General Nutrition Inc.	5,600	216,944
Herbalife Ltd.	4,500	196,875
Ingredion Inc.	3,600	272,844
JM Smucker Co.	4,500	445,455
Nu Skin Enterprises	5,000	225,150
Treehouse Foods Inc.*	7,200	579,600
Tyson Foods Inc.	12,000	472,440
7.2% - Total For Consumer Staples		$3,162,935

Advance Auto Parts Inc.	2,800	364,840
AMC Networks*	4,600	268,732
Autozone Inc.*	700	356,762
Chico's FAS Inc.	19,400	286,538
Deckers Outdoor*	6,200	602,516
Footlocker	13,800	767,970
G-III apparel Group Ltd.*	5,500	455,730
Gentex Corp.	11,800	315,886
Hanesbrands Inc.	5,800	623,152
Helen Of Troy Ltd*	8,600	451,672
Nordstrom Inc.	8,500	581,145
LKQ*	15,800	420,122
Michael Kors Holdings Ltd*	4,300	306,977
Steven Madden Ltd.*	18,600	599,478
Thor Industries Inc.	8,000	412,000

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

VF Corp.	6,000	396,180
16.5% - Total For Consumer Discretionary		$7,209,700

Helmerich & Payne Inc.	6,000	587,220
Hollyfrontier Corp.	7,600	331,968
Oceaneering International	4,400	286,748
Patterson-UTI Energy Inc.	11,300	367,589
RPC	17,100	375,516
Superior Energy Services Inc.*	11,400	374,718
5.3% - Total For Energy		$2,323,759

Allied World Assurance Co. Holdings Ltd.	7,800	287,352
Argo Group International Holdings Ltd.	8,400	422,604
Assurant Inc.	6,000	385,800
Axis Capital Holdings Ltd.	14,500	686,285
Endurance Specialty Holdings Ltd.	7,300	402,814
Everbank Financial Corp.	36,000	635,760
Fidelity National Title Group Inc.	11,500	319,010
First Niagara Financial Group Inc.	26,100	217,413
HCC Insurance Holdings Inc.	6,300	304,227
Home Bancshares Inc.	14,000	411,740
PartnerRE Ltd.	5,200	571,428
Huntington Bancshares Inc.	35,100	341,523
Principal Financial Group Inc.	7,700	404,019
Protective Life	6,500	451,165
Reinsurance Group of America	4,500	360,585
RenaissanceRE Holdings Ltd.	6,000	599,940
Unumprovident Corp.	9,100	312,858
Western Alliance Bancorp.*	25,000	597,500
17.6% - Total For Financial Services		$7,712,023

Analogic Corp.	10,000	639,600
Carefusion Corp.*	13,500	610,875
Mednax Inc.*	10,000	548,200
Owens & Minor Inc. Holding Co.	17,800	582,772
United Therapeutics Corp.*	5,300	681,845
Universal Health Services Inc.	4,000	418,000
VCA Antech*	17,900	704,007
9.6% - Total For Health Care		$4,185,299

Amdocs Ltd.	7,300	334,924
Brocade Communications Systems Inc.*	59,300	644,591
F5 Networks*	5,700	676,818
First Solar Inc.*	5,800	381,698
Fleetcor Technologies*	2,200	312,664
Flir Systems	9,800	307,132
IPG Photonics Corp.*	10,700	735,946
Neustar Inc.*	14,600	362,518
PC Connection Inc.*	27,000	579,690
Red Hat Inc.*	6,000	336,900
Ubiquiti Networks Inc.*	13,700	514,161
Western Digital Corp.	4,600	447,672
12.9% - Total For Information Technology		$5,634,714

UGI Corp.	10,800	368,172
Wisconsin Energy Corp	12,100	520,300
2.0% - Total For Utilities		$888,472

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Total Common Stocks 96.6%		$42,262,775
(Identified Cost $34,346,464)

Real Estate Investment Trusts (REITs)

Lexington Realty Trust	53,000	518,870
Retail Properties of America	19,900	291,137
Total REITs 1.8%		$810,007
(Identified Cost $736,464)

Cash Equivalents

First American Government Obligation Fund, Class Z**	715,382	715,382
Total Cash Equivalents 1.6%		$715,382
(Identified Cost $715,382)

Total Portfolio Value 100.0%		$43,788,164
(Identified Cost $35,798,310)

Other Assets in Excess of Liabilities 0.0%		$16,589

Total Net Assets 100.0%		$43,804,753

* Non-income producing security.
** Variable Rate Security; as of September 30, 2014, the 7 day yield was 0.01%.
ADR - American Depositary Receipt
PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Real Estate Investment Trusts (REITs)

American Campus Communities Inc.	700	$25,515
Ryonier Advanced Materials Inc.	666	21,918
Apartment Investment & Management Co.	2,624	83,496
Avalonbay Communities Inc.	2,009	283,209
Camden Property Trust	1,600	109,648
Equity LifeStyle Properties Inc.	1,500	63,540
Equity Residential	5,700	351,006
Essex Property Trust Inc.	1,165	208,244
Home Properties Inc.	1,100	64,064
Mid-America Apartment Communities Inc.	1,630	107,009
Post Properties Inc.	1,400	71,876
Senior Housing Properties Trust	3,500	73,220
Sun Communities Inc.	650	32,825
UDR Inc.	3,807	103,741
16.2% - Total For Residential		$1,599,311

American Tower Corp.	6,200	580,506
Brandywine Realty Trust	3,000	42,210
Cousins Properties Inc. REIT	3,500	41,825
Douglas Emmett Inc.	2,500	64,175
Lexington Realty Trust	3,500	34,265
National Retail Properties Inc.	2,250	77,782
Public Storage	2,700	447,768
PS Business Parks Inc.	500	38,070
Retail Properties of America	5,000	73,150
Vornado Realty Trust	3,061	305,978
17.3% - Total For Diversified		$1,705,729

HCP Inc.	7,100	281,941
Health Care REIT Inc.	4,950	308,731
Healthcare Realty Trust Inc.	1,500	35,520
LTC Properties Inc.	650	23,978
Medical Properties Trust Inc.	2,800	34,328
Omega Healthcare Investors Inc.	2,000	68,380
Universal Health Realty Income Trust	300	12,504
Ventas Inc.	4,500	278,775
10.6% - Total For Health Care Facilities		$1,044,157

Diamondrock Hospitality Co.	4,000	50,720
Host Hotels & Resorts Inc.	12,654	269,910
LaSalle Hotel Properties	1,500	51,360
RL Lodging Trust	2,500	71,175
Ryman Hospitality Properties	1,000	47,300
Strategic Hotels and Resorts Inc.*	5,000	58,250
Sunstone Hotel Investors Inc.	3,000	41,460

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

6.0% - Total For Hotels/Motels		$590,175

Alexandria Real Estate Equities Inc.	1,500	110,625
Boston Properties Inc.	2,420	280,139
Equity Commonwealth	1,700	43,707
Corporate Office Properties Trust	2,000	51,440
Digital Realty Trust, Inc.	2,300	143,474
Duke Realty Corp.	5,000	85,900
Highwoods Properties Inc.	1,700	66,130
Kilroy Realty Corp.	1,545	91,835
Liberty Property Trust	2,661	88,505
Mack-Cali Realty Corp.	1,500	28,665
Piedmont Office Realty Trust Inc.	3,500	61,740
10.7% - Total For Office		$1,052,160

BioMed Realty Trust Inc.	2,500	50,500
CubeSmart	2,500	44,950
DCT Industrial Trust Inc.	5,500	41,305
Eastgroup Properties	600	36,354
Extra Space Storage Inc.	2,000	103,140
Prologis Inc.	8,056	303,711
Sovran Self Storage Inc.	600	44,616
6.3% - Total For Industrial		$624,576

Acadia Realty Trust	1,000	$27,580
Alexander's Inc.	100	37,391
CBL & Associates Properties Inc.	2,394	42,853
DDR Corp.	7,055	118,030
Dupont Fabros Technology Inc.	1,800	48,672
EPR Properties	1,000	50,680
Equity One Inc.	1,600	34,608
Federal Realty Investment Trust	1,250	148,075
General Growth Partners Inc.	13,800	324,990
Glimcher Realty Trust	2,900	39,266
Hospitality Property Trust	3,300	88,605
Kimco Realty Corp.	6,567	143,883
Macerich Co.	2,192	139,915
Realty Income Corp.	3,819	155,777
Regency Centers Corp.	1,375	74,016
Simon Property Group Inc.	4,854	798,095
SL Green Realty Corp.	1,500	151,980
Tanger Factory Outlet Centers Inc.	2,000	65,440
Taubman Centers Inc.	1,300	94,900
Washington Prime Group Inc.	2,777	48,542
Washington Real Estate Investment Trust	1,500	38,070
Weingarten Realty Investors	2,500	78,750
27.9% - Total For Retail		$2,750,118

Plum Creek Timber Co. Inc.	3,000	117,030
Rayonier Inc.	2,000	62,280
Weyerhaueser Co.	9,200	293,112
4.8% - Total For Timber		$472,422

Total REITs 99.8%		$9,838,648
(Identified Cost $5,905,302)

Cash Equivalents

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

First American Government Obligation Fund, Class Z**	13,006	13,006
Total Cash Equivalents 0.1%		$13,006
(Identified Cost $13,006)

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Total Portfolio Value 99.9%	$9,851,654
(Identified Cost $5,918,308)

Other Assets in Excess of Liabilities 0.1%	$21,053

Total Net Assets 100.0%	$9,872,707

* Non-income producing security.
** Variable Rate Security; as of September 30, 2014, the 7 day yield was 0.01%.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Common Stocks	Shares	Fair Value

Agrium Inc.	1,400	$124,600
Air Liquide SA ADR	3,777	91,857
Anglogold Ltd.	6,000	72,000
Antofagasta PLC	3,500	81,725
BASF SE ADR	750	68,677
BHP Billiton Ltd ADR	2,550	150,144
BHP Billiton PLC ADR	2,400	133,272
Cemex SA De CV ADR*	9,366	122,133
Newcrest Mining Ltd ADR	7,400	66,859
Nippon Steel & Sumitomo Metal Corp.	3,530	91,427
Nitto Dendo Corp. ADR	4,000	109,800
Posco	1,400	106,260
Rio Tinto PLC ADR	1,570	77,213
Syngenta AG ADR	1,000	63,370
Vale SA	9,200	101,292
7.9% - Total For Materials		$1,460,629

ABB Ltd.	2,900	64,989
Atlas Copco AB ADR	2,700	77,139
BAE Systems PLC ADR	5,140	157,644
Bunzl PLC ADR	4,000	103,740
Canadian National Railway Co.	1,400	99,344
Canadian Pacific Ltd. Corp.	800	165,976
Itochu Corp. ADR	3,000	73,170
Komatsu Ltd. ADR	4,600	106,536
Koninklijke Philips EL - NY Shares	3,557	112,792
Mitsubishi Corp.	2,570	105,293
Mitsui & Co., Ltd. ADR	300	94,614
Schneider Elect SA ADR	10,000	152,450
Sensata Technologies Holding NV*	3,200	142,496
Siemens AG	900	107,163
Tata Motor Ltd.	4,100	179,211
Volvo AB ADR	8,000	86,080
9.9% - Total For Industrials		$1,828,637

America Movil - ADR Series L	4,460	112,392
BT Group PLC	1,600	98,368
China Mobile (Hong Kong) Ltd.	1,800	105,750
Chunghwa Telecom Co. Ltd.	2,440	73,127
Deutsche Telekom AG	5,950	89,964
KDDI Corp.	14,400	215,712
Millicom International Cellular SA	600	48,042
MTN Group Ltd. ADR	2,390	50,859
Nippon Telegraph And Telephone Corp. ADR	2,850	88,663
Orange SA ADR	5,896	86,907
Philippine Long Distance Telephone Co. ADR	1,800	124,164
SK Telecom Co. Ltd.	3,400	103,156
Telef Brasil	4,371	86,021
Telefonica SA ADR	4,849	74,529
Vivendi	3,504	84,552
Vodafone Group PLC ADR	2,727	89,691
8.3% - Total For Telecommunication Services		$1,531,897

Carrefour SA	12,155	75,543
Coca-Cola Amatil Ltd. ADR	4,760	36,057

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Coca-Cola Enterprises Femsa SA ADR	1,000	100,720
Danone ADR	6,073	81,378
Koninklijke Ahold NV ADR	4,892	79,104
L'Oreal ADR	4,200	133,035
Nestle SA ADR	4,140	304,828
Reckitt Benckiser Group PLC	6,800	118,252
Sun Art Retail Group Ltd.	7,000	79,100
Tesco PLC ADR	3,440	31,252
Unilever NV	1,360	53,965
Unilever PLC	5,730	240,087
Wal-Mart De Mexico SA ADR	4,000	100,560
7.8% - Total For Consumer Staples		$1,433,881

Adidas AG ADR	2,000	74,800
British Sky Broadcasting Group PLC	1,700	98,167
Daimler AG	1,950	148,785
Grupo Televisa SA	2,800	94,864
Hennes & Mauritz AB ADR	14,300	117,403
Honda Motor Co. Ltd. ADR	1,940	66,503
Magna International Inc.	2,500	237,275
Marks & Spencer Group PLC	5,000	65,650
Naspers Ltd.	1,300	143,676
Sony Corp. ADR	5,730	103,369
Toyota Motor Corp. ADR	2,210	259,741
Volkswagen AG ADR	1,720	71,005
WPP PLC ADR	1,300	130,572
8.8% - Total For Consumer Discretionary		$1,611,810

BG Group PLC ADR	6,100	113,094
BP PLC ADR	2,298	100,997
Cnooc Ltd.	360	62,114
Eni SPA ADR	1,770	83,633
Gazprom OAO ADR	11,360	79,293
Inpex Corp.*	7,000	98,280
Petrochina Co. Ltd. ADR	1,800	231,318
Petroleo Brasileiro ADR	5,620	79,748
Royal Dutch Shell PLC - Class B	3,700	292,744
Statoil ASA	3,200	86,912
Suncor Energy Inc.	3,200	115,680
Total SA ADR	2,300	148,235
Woodside Petroleum ADR	2,500	88,525
8.6% - Total For Energy		$1,580,573

Allianz AG	7,900	127,348
Australia and New Zealand Banking Group Ltd.	6,400	173,216
Banco Bradesco ADR	8,800	125,400
Banco De Chile	931	68,866
Banco Santander SA	8,709	82,735
Bank of Montreal	1,240	91,289
Bank Of Nova Scotia	1,800	111,330
Barclays PLC ADR	6,427	95,184
BNP Paribas ADR	3,390	111,599
Cheung Kong Ltd ADR	8,000	131,200
Credit Suisse Group ADR	3,666	101,328
Deutsche Boerse AG	16,000	106,960
Grupo Financiero Santander Mexico Sab De CV	4,300	58,179
HDFC Bank Ltd. ADR	3,900	181,662

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

HSBC Holdings PLC ADR	3,623	184,338
Icici Bank Ltd. ADR	1,760	86,416
Industrial and Commercial Bank Of China Ltd.	22,900	286,021
Itau Unibanco Holding SA ADR	6,000	83,280
KB Financial Group Inc. ADR*	2,400	86,928
Macquarie Group Ltd. ADR*	1,887	95,237
Manulife Financial Corp.	4,420	85,085
Mitsubishi Estate Co. Ltd. ADR	4,000	89,960
Mitsubishi UFJ Financial Group Inc. ADR	34,300	192,423
National Australia Bank Ltd. - ADR	12,080	171,234
Orix Corp. ADR	1,750	120,750
Prudential PLC ADR	3,900	173,589
Royal Bank of Canada	1,600	114,320
Sumitomo Corp. ADR	15,000	164,775
Sumitomo Mitsui Financial Group Inc.	24,100	197,620
Swiss Re Ltd.	1,100	87,835
Sun Hung Kai Properties Ltd. ADR	5,450	77,118
Tokio Marine Holdings Inc. ADR	3,660	113,570
Toronto Dominion Bank	1,800	88,902
United Overseas Bank Ltd. ADR	2,517	88,573
UBS AG	4,800	83,376
Westpac Banking Corp. Ltd. ADR	4,650	130,711
Zurich Insurance Group ADR	3,240	96,581
24.3% - Total For Financial Services		$4,464,938

Astellas Pharma Inc. ADR	12,400	184,196
Astrazeneca PLC ADR	2,700	192,888
Bayer AG ADR	1,900	266,209
Dr. Reddy's Laboratories Ltd.	3,340	175,517
Novartis AG ADR	2,480	233,442
Novo Nordisk A/S ADR	4,300	204,766
Roche Holdings Ltd. ADR	7,520	278,165
Takeda Pharmaceutical Company Ltd.	3,320	72,177
Teva Pharmaceuticals	4,700	252,625
10.1% - Total For Health Care		$1,859,985

ASML Holding NV	1,162	114,829
Baidu.com*	600	130,938
Check Point Software Technologies Ltd.*	1,720	119,093
Lenovo Group Ltd.	5,400	160,650
Mercadolibre Inc.	1,200	130,380
SAP AG ADR	4,600	331,936
SoftBank Corp.*	2,500	87,400
Siliconware Precision Industries Co. ADR	13,300	90,706
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,100	264,358
Tencent Holdings Ltd.	6,500	96,330
Telefonaktiebolaget LM Ericsson	12,900	162,411
United Microelectronics ADR	44,930	89,411
9.7% - Total For Information Technology		$1,778,442

Centrica PLC	7,000	140,455
E.On AG ADR	3,140	57,258
Enel SPA ADR	11,800	61,832
Enersis SA ADR	7,400	116,772
Iberdrola SA ADR	3,578	102,581
Korea Electric Power Corp.*	5,100	114,444
3.2% - Total For Utilities		$593,342

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Total Common Stocks 98.6%		$18,144,134
(Identified Cost $14,885,738)

Cash Equivalents

First American Government Obligation Fund, Class Z**	250,041	250,041
Total Cash Equivalents 1.3%		$250,041
(Identified Cost $250,041)

Total Portfolio Value 99.9%		$18,394,175
(Identified Cost $15,135,779)

Other Assets in Excess of Liabilities 0.1%		$12,873

Total Net Assets 100.0%		$18,407,048

* Non-income producing security.

** Variable Rate Security; as of September 30, 2014, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

Corporate Bonds:
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	3,795,000	$4,213,262
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	1,784,000	1,877,680
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,727,000	1,938,055
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,582,538
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,412,505
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	885,000	1,024,533
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	2,319,000	2,504,701
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	245,000	266,442
Huntington National Bank Senior Unsecured Notes, 1.300% Due 11/20/216	3,000,000	3,002,646
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	3,000,000	2,941,029
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018**	746,000	793,493
Key Bank NA Subordinated Notes, 7.413% Due 05/06/2015	829,000	862,208
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,835,000	3,110,457
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,016,645
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	3,155,000	3,474,343
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	1,534,000	1,817,652
Northern Trust Co. Subordinated Notes, 5.850% Due 11/09/2017	1,000,000	1,125,259
PNC Funding Corp. Bank Guarantee Notes, 5.250% Due 11/15/2015	1,267,000	1,330,568
PNC Funding Corp. Bank Guarantee Notes, 5.625% Due 02/01/2017	870,000	948,938
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,396,299
Prudential Financial Corp. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	118,844
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	630,000	704,061
Simon Property Group Senior Unsecured Notes, 5.750% Due 12/01/2015	1,250,000	1,310,472
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	3,000,000	3,122,562
US Bank NA Subordinated Notes, 3.778% Due 04/29/2020	1,300,000	1,322,807
Wells Fargo & Company Subordinated Notes, 3.450% Due 02/13/2023	4,505,000	4,426,793
22.6% - Total For Corporate Bonds: Bank and Finance		$49,644,792

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,093,673
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	2,780,000	2,867,036
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	908,881
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	2,110,000	2,295,891
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	1,000,000	964,164
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	2,500,000	2,639,615
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	1,435,000	1,440,783
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.0389% Due 04/15/2020	3,898,000	3,935,928
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	3,495,000	3,861,224
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	3,645,000	3,901,280
Kroger Co. Senior Unsecured Notes, 2.200% Due 01/15/2017	92,000	93,765
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,736,191
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,000,000	1,157,536
Procter & Gamble Co. Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,121,421
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,025,000	1,129,031
Wal-Mart Stores Senior Unsecured Notes, 7.550% Due 02/15/2030	4,000,000	5,687,492
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	2,770,000	2,865,720
18.1% - Total For Corporate Bonds: Industrial		$39,699,631

Alliant Energy Corp Senior Unsecured Notes, 4.000% Due 10/15/2014	1,000,000	1,001,201
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,677,526
Georgia Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	1,000,000	1,057,999
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,304,427
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	3,000,000	3,387,858
Mississippi Power Co. Senior Unsecured Notes, 2.350% Due 10/15/2016	350,000	359,031
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,324,541
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	2,511,000	2,732,975
Verizon Communications Senior Unsecured Notes, 6.350% Due 04/01/2019	3,960,000	4,605,626
Virginia Electric & Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	850,000	895,330
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	2,922,330
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,037,000	1,141,564
10.2% - Total For Corporate Bonds: Utilities		$22,410,408

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	7,894,950	7,907,584
United States Treasury Notes, 1.375% Due 11/30/2015	4,000,000	4,054,220
United States Treasury Notes, 2.750% Due 08/15/2042	9,750,000	8,933,437
United States Treasury Notes, 2.750% Due 11/15/2042	8,425,000	7,707,561
United States Treasury Notes, 3.125% Due 02/15/2042	1,250,000	1,237,695
13.6% - Total For United States Government Treasury Obligations		$29,840,497

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Government Agency Obligations
FHLB Step-up Coupon Notes, 0.750% Due 07/10/2019**	4,000,000	3,996,892
FHLB Step-up Coupon Notes, 0.750% Due 06/26/2019**	1,000,000	1,000,601
FHLMC Step-up Coupon Notes, 0.500% Due 09/09/2017**	5,115,000	5,117,859
FHLMC Step-up Coupon Notes, 1.000% Due 08/28/2019**	2,500,000	2,500,292
5.7% - Total For United States Government Agency Obligations		$12,615,644

Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	4,816,624	4,961,951
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	833,825	904,402
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	430,636	475,267
FHLMC CMO Series 3098 Class KE, 5.500% Due 09/15/2034	115,958	116,871
FHLMC CMO Series 3499 Class PA, 4.500% Due 08/15/2036	520,518	542,138
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	824,528	860,770
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	2,202,390	2,307,956
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/15/2041	2,018,519	1,997,314
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	2,954	3,286
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	1,414,777	1,534,378
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	2,907,034	3,255,550
FHLMC Partner Certificate Pool 780439, 2.348% Due 04/01/2033**	165,758	176,216
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	1,790,550	1,953,134
FNMA CMO Series 2011-141 Class PA, 4.500% Due 02/25/2039	319,075	325,579
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	5,086,926	5,222,650
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	1,706	1,833
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	953,948	1,055,341
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	358,090	407,633
FNMA Partner Certificate Pool 888223, 5.500% Due 01/01/2036	1,378,042	1,544,225
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	230,469	245,680
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	969,626	1,086,543
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	2,774,934	2,928,327
GNMA II Pool 2658, 6.500% Due 10/20/2028	36,594	42,364
GNMA II Pool 2945, 7.500% Due 07/20/2030	7,237	8,718
GNMA II Pool 4187, 5.500% Due 07/20/2038	45,155	48,285
GNMA II Pool 4847, 4.000% Due 11/20/2025	818,822	871,890
GNMA Pool 780400, 7.000% Due 12/15/2025	4,606	5,359
GNMA Pool 780420, 7.500% Due 08/15/2026	2,622	3,103
GNMA Pool 781397, 5.500% Due 02/15/2017	18,908	19,912
GNMA CMO Series 2009-124 Class L, 4.000% Due 11/20/2038	707,277	747,177
15.3% - Total For Government Agency Obligations - Mortgage Backed Securities		$33,653,852

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.350% Due 11/28/2017	240,000	239,271
0.1% - Total Certificates of Deposit		$239,271

Taxable Municipal Bonds
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	640,000	643,130
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,161,910
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.439% Due 07/01/2030	2,125,000	2,492,986
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	2,500,000	2,924,750
Kentucky Asset Liability Commission Revenue - Build America Bonds, 3.928% Due 04/01/2016	2,480,000	2,590,856
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,358,162
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,740,545
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,480,050
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	1,033,425
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,546,570
9.1% - Total For Taxable Municipal Bonds		$19,972,384

Non-Taxable Municipal Bonds
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2019	2,735,000	3,116,669
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2020	1,165,000	1,341,719
2.0% - Total For Non-Taxable Municipal Bonds		$4,458,388

Total Fixed Income Securities - Bonds 96.7%		$212,534,867
(Identified Cost $205,308,402)

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	154,977	3,795,387
Total Preferred Stocks 1.7%		$3,795,387
(Identified Cost $3,888,768)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	6,770,123	6,770,123
Total Cash Equivalents 3.1%		$6,770,123
(Identified Cost $6,770,123)

Total Portfolio Value 101.5%		$223,100,377
(Identified Cost $215,967,293)

Liabilities in Excess of Other Assets -1.5%		$-3,325,075

Total Net Assets 100%		$219,775,302

** Variable Rate Security; the rate shown is as of September 30, 2014.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Akron Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2014	90,000	$90,722
Cincinnati Ohio GO, 5.000% Due 12/01/2017*	75,000	79,146
Cincinnati Ohio Various Purpose GO Unlimited, 2.000% Due 12/01/2024	100,000	93,490
Gahanna Ohio GO (AMBAC Insured), 5.000% Due 12/01/2018*	400,000	422,352
Groveport Ohio GO Limited (AMBAC Insured), 3.500% Due 12/01/2023	185,000	195,771
Harrison Ohio GO Unlimited Bond Anticipation Notes, 1.750% Due 10/23/2014	750,000	750,525
Hudson City Ohio GO Limited, 5.000% Due 12/01/2035*	200,000	211,176
Mason Ohio GO Limited, 4.000% Due 12/01/2020	375,000	402,716
Mentor Ohio GO (MBIA Insured), 5.000% Due 12/01/2015	140,000	147,032
Twinsburg Ohio GO Limited, 2.000% Due 12/01/2014	200,000	200,570
Vandalia Ohio GO Limited Bond, 5.250% Due 12/01/2018*	500,000	504,105
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024	40,000	44,833
Westerville Ohio GO Limited, 1.750% Due 12/01/2014	100,000	100,275
Wooster Ohio GO Limited, 2.000% Due 12/01/2014	100,000	100,239
5.8% - Total For General Obligation - City		$3,342,952

Cuyahoga County Ohio Capital Improvement GO Limited, 5.000% Due 12/01/2016	325,000	356,024
Erie County Ohio GO Limited (XLCA Insured), 4.000% Due 10/01/2014	135,000	135,000
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	490,576
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	175,803
Montgomery County Ohio GO Limited, 2.000% Due 12/01/2014	100,000	100,280
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	277,347
Summit County Ohio GO Limited, 4.000% Due 12/01/2023	300,000	335,850
3.2% - Total For General Obligation - County		$1,870,880

Ohio GO Unlimited Common Schools, 5.000% Due 09/15/2016	200,000	217,976
Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	976,702
Ohio GO Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	400,821
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	606,560
Ohio Infrastructure Improvement GO, 5.000% Due 09/01/2025*	90,000	91,786
4.0% - Total For General Obligation - State		$2,293,845

Arizona Board of Regents Revenue Arizona State University, 5.000% Due 08/01/2028	815,000	955,090
Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023	300,000	345,066
Arizona Board of Regents Revenue University of Arizona, 5.000% Due 06/01/2029	125,000	147,667
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	306,408
Colorado Board of Governors University Enterprise System Revenue, 5.000% Due 03/01/2027	225,000	276,590
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.000% Due 11/01/2025	290,000	344,015
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.250% Due 11/01/2023	220,000	249,247
Florida Atlantic University Finance Corp. Capital Improvement Revenue, 5.000% Due 07/01/2016	250,000	263,185
Florida State Board of Governors Florida Atlantic University Parking Revenue, 3.000% Due 07/01/2016	300,000	313,599
Florida State Board of Governors Florida State University Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	659,472
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	551,170
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	200,015
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,130,854
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	117,805
Miami University Ohio Revenue (AMBAC Insured), 5.000% Due 09/01/2015	250,000	260,965
Miami University Ohio Revenue (AMBAC Insured), 5.250% Due 09/01/2017	150,000	169,029
Miami University Ohio Revenue, 4.000% Due 09/01/2027	300,000	322,293
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016	150,000	160,446
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	172,141
Ohio Higher Education Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	284,870
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	176,264
Ohio State University Revenue, 4.000% Due 12/01/2015	740,000	772,775
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	156,848
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2022	110,000	130,184
Purdue Indiana University Certificates of Participation, 5.250% Due 07/01/2017	300,000	336,339
University of Akron Ohio General Receipts Revenue (AGM Insured), 5.000% Due 01/01/2022	350,000	397,351
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	650,000	742,956
University of Cincinnati - University Center Project Certificate of Participation, 5.000% Due 06/01/2022	400,000	407,964
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	311,763
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	278,965
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	354,990
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	549,947
University of Toledo Revenue, 5.000% Due 06/01/2021	300,000	348,345
University of Toledo Revenue, 5.000% Due 06/01/2026	885,000	1,003,917
22.9% - Total For Higher Education		$13,198,535

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 09/01/2017	125,000	140,269
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 6.000% Due 07/01/2027	250,000	318,548
Butler County Ohio Hospital Facilities Revenue - Cincinnati Children's Hospital (National RE Insured), 5.000% Due 05/15/2031	400,000	418,792
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	360,547
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,084,121
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	552,600
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	359,538
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	170,000	199,242
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	485,036
Pennsylvania Economic Development Financeing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2025	450,000	536,229
Pennsylvania Economic Development Financeing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2029	250,000	288,590
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	586,250
9.2% - Total For Hospital/Health Bonds		$5,329,762

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Cleveland Ohio Parking Facility (AGM Insured), 4.000% Due 09/15/2015	100,000	103,303
Cleveland Ohio Parking Facility (AGM Insured), 4.000% Due 09/15/2015*	50,000	51,787
Fulton County Georgia Public Purpose Project Certificates of Participation, 5.000% Due 11/01/2015	180,000	187,936
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	322,146
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	212,170
Knox County Ohio Career Center Certificates of Participation, 2.000% Due 12/01/2015	120,000	122,405
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	160,675
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	844,110
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	536,225
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	106,759
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 1.500% Due 08/01/2018	100,000	101,044
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 2.000% Due 08/01/2016	200,000	205,008
Ohio Capital Facilities Lease Appropriation Revenue, 4.000% Due 04/01/2026	150,000	160,804
Ohio Capital Facilities Lease Appropriation Revenue, 5.000% Due 04/01/2024	275,000	319,374
Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018*	315,000	320,242
6.5% - Total For Revenue Bonds - Facility		$3,753,988

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2016	250,000	271,605
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	431,948
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023	120,000	141,436
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	10,000	12,192
Clermont County Ohio Sewer System Revenue, 2.000% Due 08/01/2018	300,000	301,986
Evansville Indiana Waterworks District Revenue, 5.000% Due 01/01/2022	300,000	351,792
Green County Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018*	145,000	153,016
Hamilton County Ohio Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	524,275
Kentucky State Rural Water Finance Corp. Public Project Revenue, 2.500% Due 02/01/2022	400,000	398,664
Ohio Water Development Authority Revenue, 5.000% Due 12/01/2022	275,000	335,211
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	268,679
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	402,168
Washington County Oregon Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	339,094
6.8% - Total For Revenue Bonds - Water & Sewer		$3,932,066

Akron Ohio Income Tax Revenue Commnuity Learning Centers, 5.000% Due 12/01/2028	380,000	436,989
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	113,553
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	164,401
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	246,389
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	403,108
Florida Board of Education Lottery Revenue, 4.000% Due 07/01/2022	105,000	115,860
Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020	600,000	691,440
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2022	250,000	298,152
Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	342,624
Ohio Major New Street Infrastructure Project Revenue, 3.000% Due 12/15/2014	200,000	201,192
Ohio Major New Street Infrastructure Project Revenue, 5.000% Due 06/15/2015	100,000	103,399
Ohio Revitalization Project Revenue, 3.000% Due 10/01/2016*	100,000	105,201
5.6% - Total For Other Revenue Bonds		$3,222,308

Barberton Ohio CSD GO, (SDCEP Insured), 4.750% Due 12/01/2023	300,000	331,551
Boone County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 05/01/2019	500,000	510,440
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	126,746
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	327,008
Chillicothe Ohio CSD GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	315,099
Cincinnati Ohio CSD GO (FGIC Insured), 5.000% Due 12/01/2014	225,000	226,811
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	116,362
Columbus Ohio CSD GO Limited, 2.000% Due 12/01/2015	130,000	132,636
Columbus Ohio CSD GO, 5.000% Due 12/01/2020	150,000	173,620
Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	188,716
Delaware Ohio CSD, GO (MBIA Insured), 5.000% Due 12/01/2020*	250,000	251,952
Dublin Ohio CSD GO Unlimited, 5.000% Due 12/01/2026	500,000	595,500
Fairbanks Ohio LSD GO Unlimited, 1.000% Due 12/01/2014	105,000	105,150
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	493,752
Green County Kentucky SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	386,006
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured), 4.000% Due 01/01/2021	110,000	121,086
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	98,847
Jackson Ohio Local SD Stark and Summit Counties GO Unlimited (FSA Insured), 5.000% Due 12/01/2014	300,000	302,406
Keller Texas Independent SD GO Unlimited, 4.500% Due 02/15/2020	250,000	280,343
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	172,117
Kenton County Kentucky SD Finance Corp. School Building Revenue, 4.500% Due 02/01/2025	300,000	328,197
Kentucky Interlocal School Transportation Association Educational Facilities Lease Certificate of Participation, 2.300% Due 12/01/2014	450,000	451,516
Kettering Ohio CSD GO Unlimited, 4.750% Due 12/01/2018	250,000	272,277
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	136,104
Lakota Ohio LSD GO Unlimited, 5.000% Due 12/01/2021	350,000	415,611
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	253,294
Loveland Ohio CSD School Improvement GO Unlimited, 5.000% Due 12/01/2015	100,000	105,504
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	105,136
Mariemont Ohio CSD GO (FSA Insured), 4.400% Due 12/01/2023	515,000	520,510
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	175,000	174,569
Marion County Kentucky SD Finance Corp. Revenue, 3.800% Due 10/01/2017	130,000	133,593
Marshall County Kentucky SD Finance Corp. School Building Revenue, 3.000% Due 03/01/2015	250,000	252,770
Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	180,233
Mason Ohio CSD (FGIC Insured), 5.000% Due 12/01/2015	105,000	110,804
Mason Ohio CSD, 5.000% Due 12/01/2015*	30,000	31,676
Meade County Kentucky SD Finance Corp. School Building Revenue (Natl-RE Seek Insured), 4.000% Due 09/01/2020	155,000	160,014

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2014 - Unaudited

Medina Ohio CSD GO, 5.000% Due 12/01/2023*	280,000	288,912
Miami Trace Ohio LSD GO Unlimited (SDCEP Insured), 1.000% Due 12/01/2014	75,000	75,107
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured), 5.500% Due 12/01/2030	950,000	1,189,675
Nelsonville York Ohio CSD School Facilities Construction Improvement GO (SDCEP Insured), 5.250% Due 12/01/2014	145,000	146,128
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	155,076
Pickerington Ohio LSD GO (National RE Insured), 4.500% Due 12/01/2023	500,000	529,465
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	279,529
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020	200,000	222,422
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	102,380
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	357,259
Switzerland Ohio LSD GO Unlimited (SDCEP Insured), 4.000% Due 12/01/2026	415,000	448,750
Sycamore Ohio Community SD GO, 4.375% Due 12/01/2018	400,000	428,072
Sylvania Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	300,000	331,014
Vermillion Ohio LSD Certificates of Participation, 2.000% Due 12/01/2014	150,000	150,462
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	258,998
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	192,517
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	320,762
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	252,019
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2014	240,000	242,230
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	527,197
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	170,045
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 2.000% Due 12/01/2014	100,000	100,291
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	222,528
27.5% - Total For School District		$15,878,794

Kentucky Asset and Liability Commission Revenue, 5.250% Due 09/1/2023	965,000	1,175,795
Kentucky Property and Buildings Commission Revenue, 4.125% Due 11/01/2014	400,000	401,320
Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	473,025
Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	175,000
Ohio Building Authority Revenue, 5.000% Due 10/01/2020	215,000	249,843
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	204,055
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	155,765
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 5.000% Due 09/01/2020	350,000	415,555
5.6% - Total For State Agency		$3,250,358

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program (GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	40,000	41,473
Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	295,000	309,833
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	90,000	93,640
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	210,000	215,071
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	290,000	299,326
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	165,000	167,046
2.0% - Total For Housing		$1,126,389

Total Municipal Income Securities - Bonds 99.1%		$57,199,877
(Identified Cost $55,219,004)

Cash Equivalents	Shares

Federated Ohio Municipal Cash Trust Money Market Fund, 0.01%**	689,269	689,269
Total Cash Equivalents 1.2%		$689,269
(Identified Cost $689,269)

Total Portfolio Value 100.3%		$57,889,146
(Identified Cost $55,908,273)

Other Assets in Excess of Liabilities -0.3%		$(183,212)

Total Net Assets 100.0%		$57,705,934

* Pre-refunded / Escrowed-to-Maturity Bonds; as of September 30, 2014, these bonds represented 5.3% of total assets.

** Variable Rate Security; the rate shown is as of September 30, 2014.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

SD - School District

SDCEP - Ohio School District Credit Enhancement Program

XLCA - XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2014 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	1,000,000	$1,033,812
Axis Capital Holdings Senior Unsecured Notes, 5.750% Due 12/01/2014	1,000,000	1,009,000
BB&T Corp. Subordinated Floating Rate Notes, 0.5533% Due 09/13/2016	1,480,000	1,477,355
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,090,000	1,185,394
Huntington National Bank Senior Unsecured Notes, 1.300% Due 11/20/216	1,270,000	1,271,120
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,340,000	1,386,840
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	635,000	709,967
Key Bank NA Subordinated Notes, 7.413% Due 05/06/2015	1,200,000	1,248,070
Manufacturers and Traders Trust Co. Senior Unsecured Bank Floating Rate Notes, 0.5416% Due 03/07/2016	1,200,000	1,200,928
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,200,000	1,219,974
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,645,745
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,250,000	1,366,924
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	1,250,000	1,396,946
Simon Property Group Senior Unsecured Notes, 5.750% Due 12/01/2015	1,000,000	1,048,378
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,100,000	1,144,939
Travelers Companies Inc. Senior Unsecured Notes, 6.250% Due 06/20/2016	1,623,000	1,769,771
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,437,000	1,484,520
Wachovia Corp. Subordinated Notes, 6.000% Due 11/15/2017	1,305,000	1,472,326
28.8% - Total Finance		$23,072,009

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	845,000	913,896
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/2017	1,065,000	1,154,211
Enterprise Products Operating LLC Senior Unsecured Notes, 6.300% Due 09/15/2017	1,245,000	1,412,022
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.0389% Due 04/15/2020	500,000	504,865
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	2,000,000	2,008,060
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	788,000	835,226
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,056,931
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,150,000	1,354,396
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,130,693
Praxaor Omc/ Senior Unsecured Notes, 4.625% Due 03/30/2015	1,380,000	1,409,099
Schlumberger Investment Senior Unsecured Note 144A, 1.950% Due 09/14/2016*	1,379,000	1,406,541
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	1,575,000	1,742,656
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	1,205,000	1,356,996
20.3% - Total Industrial		$16,285,592

Utilities
Alliant Energy Corp Senior Unsecured Notes, 4.000% Due 10/15/2014	1,000,000	1,001,201
Duke Energy Corp. Senior Unsecured Notes, 3.350% Due 04/01/2015	1,000,000	1,014,489
Georgia Power Co. Senior Unsecured Note, 0.750% Due 08/10/2015	943,000	944,580
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	450,000	491,207
AT&T Inc. Senior Unsecured Notes, 0.800% Due 12/01/2015	155,000	155,192
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,677,526
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	1,290,000	1,332,842
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,060,000	1,204,966
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	713,000	784,894
10.8% - Total Utilities		$8,606,897

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,122,720	4,208,918
United States Treasury Notes, 1.375% Due 11/30/2015	2,100,000	2,128,465
United State Treasury Notes, 2.125% Due 12/31/2015	1,800,000	1,842,116
United State Treasury Notes, 4.250% Due 08/15/2015	1,950,000	2,020,231
12.7% - Total United States Government Treasury Obligations		$10,199,730

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 0.500% Due 06/19/2017	3,000,000	2,995,668
FHLMC Agency Note, 1.000% Due 07/25/2017	3,000,000	3,000,351
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	975,850	1,064,458
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	1,356,938	1,412,298
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019	1,010,000	996,758
11.8% - Total United States Government Agency Obligations		$9,469,533

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2014 - Unaudited

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	1,059,494	1,091,461
FHLMC CMO Series 2989 Class TG, 3.000% Due 03/01/2042	1,312,631	1,420,409
FHLMC CMO Series 3925 Class VA, 4.000% Due 11/15/2022	1,160,069	1,217,316
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	989,074	978,684
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	119,674	126,709
GNMA Pool 726475, 4.000% Due 11/15/2024	537,343	570,476
6.7% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$5,405,055

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	240,966
0.3% - Total Certificates of Deposit		$240,966

Taxable Municipal Bonds
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,410,000	1,461,141
Ohio General Obligation Unlimited - Build America Bonds, 1.970% Due 05/01/2015	1,470,000	1,486,038
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 2.731% Due 01/01/2017	1,110,000	1,143,811
West Virginia University Board of Governors Revenue, 1.262% Due 10/01/2016	1,430,000	1,441,226
6.9% - Total Taxable Municipal Bonds		$5,532,216

Total Fixed Income Securities 98.3%		$78,811,998
(Identified Cost $78,547,207)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	703,555	703,555
Total Cash Equivalents 0.9%		$703,555
(Identified Cost $703,555)

Total Portfolio Value 99.2%		$79,515,553
(Identified Cost $79,250,762)

Liabilities in Excess of Other Assets 0.8%		$626,614

Total Net Assets 100.0%		$80,142,167

*	144A Restricted Security. The total fair value of such securities as of June 30, 2014 was $2,610,997 and represented 3.3% of net assets.
-	Schlumberger Bond, Lot 1, purchased on August 16, 2012, for $698,318; price on September 30, 2014 was $101.997.
-	Schlumberger Bond, Lot 2, purchased on October 10, 2012, for $725,389; price on September 30, 2014 was $101.997.
-	Northern Natural Gas Bond, Lot 1, was purchased on October 12, 2012, for $1,223,180; price on September 30, 2014 was $113.676.
-	Northern Natural Gas Bond, Lot 2, was purchased on January 15, 2013, for $72,412.80; price on September 30, 2014 was $113.676.
**	Variable Rate Security; the rate shown is as of September 30, 2014.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2014 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,336,000	$1,483,246
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,122,209
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,250,000	1,363,637
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,000,000	1,087,517
Huntington National Bank Senior Unsecured Notes, 1.300% Due 11/20/2016	1,200,000	1,201,058
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,300,000	1,274,446
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,063,663
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,645,744
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,200,000	1,219,974
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,184,910
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,000,000	1,083,349
Simon Property Group Senior Unsecured Notes, 5.750% Due 12/01/2015	1,510,000	1,583,051
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,115,000	1,160,552
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,033,069
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	500,000	485,118
Wells Fargo & Co. Subordinated Notes, 4.480% Due 01/16/2024	1,220,000	1,286,512
Wells Fargo & Co. Subordinated Notes, 3.450% Due 02/13/2023	1,400,000	1,375,696
26.0% - Total Finance		$20,653,751

Industrial
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,093,673
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,425,411
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	1,000,000	1,055,846
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	2,000,000	2,008,060
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	990,000	1,017,156
Kellogg Co. Senior Unsecured Notes, 4.150% Due 11/15/2019	1,200,000	1,284,372
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,100,000	1,295,510
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,130,693
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	215,000	264,303
Target Corp. Senior Unsecured Notes, 4.875% Due 05/15/2018	1,000,000	1,096,579
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	500,000	553,224
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,000,000	1,101,494
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	500,000	710,937
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	1,000,000	1,034,556
19.0% - Total Industrial		$15,071,814

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	820,000	866,701
Alliant Energy Corp Senior Unsecured Notes, 4.000% Due 10/15/2014	750,000	750,901
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,677,527
Duke Energy Corp. Senior Unsecured Notes, 3.350% Due 04/01/2015	400,000	405,796
Duke Energy Corp Senior Unsecured Notes, 5.050% Due 09/15/2019	620,000	694,077
Mississippi Power Company Senior Unsecured Notes, 5.550% Due 03/01/2019	275,000	311,595
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	658,975
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	700,000	723,248
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,000,000	1,136,760
Northeast Utilities Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	492,043
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	544,200
Verizon Communications Senior Unsecured Notes, 3.500% Due 11/01/2021	1,512,000	1,529,701
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,108,623
13.7% - Total Utilities		$10,900,147

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	3,157,980	3,159,691
United States Treasury Bonds, 4.500% Due 11/15/2015	2,100,000	2,201,308
United States Treasury Notes, 1.375% Due 11/30/2015	1,000,000	1,013,555
United States Treasury Notes, 2.750% Due 11/15/2042	450,000	411,680
United States Treasury Notes, 4.125% Due 05/15/2015	1,250,000	1,281,690
10.2% - Total United States Government Treasury Obligations		$8,067,924

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2014 - Unaudited

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 0.500% Due 06/19/2017	1,500,000	1,497,834
FHLB Step-up Coupon Notes, 1.000% Due 09/30/2019**	2,000,000	2,000,272
FHLMC Step-up Coupon Notes, 1.000% Due 08/28/2019**	2,450,000	2,450,287
TVA Power Series 1997 Class E, 6.250% Due 12/15/2017	825,000	953,029
8.7% - Total United States Government Agency Obligations		$6,901,422

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	1,135,172	1,169,423
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	1,110,147	1,185,339
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	344,510	380,213
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,485,844	1,551,154
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	403,704	399,463
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	526,190	589,273
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	775,842	803,834
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	689,424	727,535
8.5% - Total United States Government Agency Obligations - Mortgage Backed Securities		$6,806,234

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,716
0.3% - Total Certificates of Deposit		$243,716

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	818,358
Cincinnati Ohio General Obligation, 5.300% Due 12/01/2020	1,000,000	1,001,440
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,169,900
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/2019	1,000,000	1,080,160
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/2022	300,000	344,112
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,607,889
University of North Carolina Chapel Hill Hospital Revenue - Build America Bonds, 3.539% Due 02/01/2017	1,315,000	1,376,095
9.3% - Total Taxable Municipal Bonds		$7,397,954

Non-Taxable Municipal Bonds
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	535,410
0.7% - Non-Total Taxable Municipal Bonds		$535,410

Total Fixed Income Securities 96.4%		$76,578,372
(Identified Cost $72,154,286)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	50,000	1,224,500
Total Preferred Stocks 1.5%		$1,224,500
(Identified Cost $1,188,310)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	852,981	852,981
Total Cash Equivalents 1.1%		$852,981
(Identified Cost $338,235)

Total Portfolio Value 99.0%		$78,655,853
(Identified Cost $73,680,831)

Other Assets in Excess of Liabilities 1.0%		$763,187

Total Net Assets 100%		$79,419,040

*	144A Restricted Security. The total fair value of such securities as of June 30, 2014 was $1,131,844 and represented 1.4% of net assets.
-	Northern Natural Gas Bond was purchased on October 12, 2012, for $1,223,180; price on September 30, 2014 was $113.676.
**	Variable Rate Security; the rate shown is as of September 30, 2014.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2014 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,000,000	$1,110,214
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,122,209
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,069,000	1,166,183
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,000,000	1,087,517
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,300,000	1,274,446
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,063,663
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,270,000	1,291,139
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,339,000	1,469,101
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,184,910
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,165,000	1,262,102
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,100,000	1,144,939
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,640,000	1,591,189
Wells Fargo & Co. Subordinated Notes, 3.450% Due 02/13/2023	1,300,000	1,277,432
21.6% - Total Finance		$16,045,044

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	1,000,000	1,031,308
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,420,000	1,545,102
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,557,725
Enterprise Products Senior Unsecured Notes, 5.200% Due 09/01/2020	1,285,000	1,442,906
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	2,000,000	2,008,060
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	850,000	873,316
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	1,200,000	1,284,372
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,000,000	1,177,736
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,130,693
Procter & Gamble Co., 5.500% Due 02/01/2034	1,000,000	1,225,108
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	580,000	641,740
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	1,500,000	2,132,809
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	1,000,000	1,034,556
23.0% - Total Industrial		$17,085,431

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	715,000	755,721
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,677,526
Duke Energy Corp. Senior Unsecured Notes, 3.350% Due 04/01/2015	1,000,000	1,014,489
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	425,000	473,229
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	400,000	413,284
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	800,000	883,590
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,000,000	1,136,760
Northeast Utilities Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	492,043
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	544,200
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,108,623
11.4% - Total Utilities		$8,499,465

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	3,085,441	3,159,691
United States Treasury Notes, 2.750% Due 08/15/2042	4,000,000	3,665,000
United States Treasury Notes, 2.750% Due 11/15/2042	1,800,000	1,646,719
11.4% - Total United States Government Treasury Obligations		$8,471,410

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 1.000% Due 09/30/2019**	3,000,000	3,000,408
4.0% - Total United States Government Agency Obligations		3,000,408

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	1,135,172	1,169,423
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	301,446	332,687
FHLMC CMO Series 3289 Class ND, 5.500% Due 06/15/2035	68,030	70,675
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,485,845	1,551,154
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	807,407	798,925
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	487,589	528,809
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	1,189,648	1,332,270

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2014 - Unaudited

FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	775,842	803,834
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	596,851	651,045
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,532,206	1,573,087
FNMA Partner Certificate Pool 889050, 5.000% Due 12/01/2019	875,809	997,332
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	484,812	543,272
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	689,425	727,535
GNMA Pass Thru Certificate Pool 781397, 5.500% Due 02/15/2017	18,908	19,913
14.9% - Total United States Government Agency Obligations - Mortgage Backed Securities		$11,099,961

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,716
0.3% - Total Certificates of Deposit		$243,716

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	846,577
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	2,088,272
Miami University Ohio General Receipts Revenue - Build America Bonds, 5.263% Due 09/01/2018	1,000,000	1,111,590
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	535,410
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	997,996
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	951,541
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.667% Due 06/01/2018	1,000,000	1,097,760
10.3% Total Taxable Municipal Bonds		$7,629,146

Total Fixed Income Securities 96.9%		$72,074,581
(Identified Cost $70,261,007)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	50,000	1,224,500
Total Preferred Stocks 1.7%		$1,224,500
(Identified Cost $1,195,738)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	463,115	463,115
Total Cash Equivalents 0.6%		$463,115
(Identified Cost $463,115)

Total Portfolio Value 99.2%		$73,762,196
(Identified Cost $71,919,860)

Other Assets in Excess of Liabilities 0.8%		$586,753

Total Net Assets 100.0%		$74,348,949

*	144A Restricted Security. The total fair value of such securities as of March 31, 2014 was $1,134,175 and represented 1.5% of net assets.
-	Northern Natural Gas Bond was purchased on October 12, 2012, for $1,223,180; price on September 30, 2014 was $113.676.
**	Variable Rate Security; the rate shown is as of September 30, 2014.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2014 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Ace Insurance Holdings Senior Unsecured Notes, 5.600% Due 05/15/2015	1,255,000	$1,294,338
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	655,000	677,147
AON Corp. Senior Unsecured Notes, 3.500% Due 09/30/2015	1,000,000	1,027,992
American Express Credit Co. Senior Unsecured Notes, 2.750% Due 09/15/2015	1,500,000	1,531,374
Axis Capital Holdings Senior Unsecured Notes, 5.750% Due 12/01/2014	1,392,000	1,404,528
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,000,000	1,087,961
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,500,000	1,668,313
Fifth Third Bancorp Senior Unsecured Notes, 5.450% Due 01/15/2017	1,000,000	1,087,517
Huntington National Bank Senior Unsecured Notes, 1.300% Due 11/20/216	1,500,000	1,501,323
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,000,000	1,034,955
JPMorgan Chase & Co. Subordinated Notes, 5.150% Due 10/01/2015	557,000	580,965
Key Bank NA Subordinated Notes, 5.450% Due 03/03/2016	1,860,000	1,977,582
Manufacturers and Traders Trust Co. Senior Unsecured Bank Floating Rate Notes, 0.5416% Due 03/07/2016	1,500,000	1,501,159
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,350,000	1,372,471
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,000,000	2,194,326
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,000,000	1,093,539
Prudential Financial Corp. Senior Unsecured Notes, 6.200% Due 01/15/2015	1,000,000	1,016,491
Simon Property Group Senior Unsecured Notes, 5.750% Due 12/01/2015	1,500,000	1,572,567
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,200,000	1,249,025
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,033,069
US Bank NA Subordinated Notes, 3.778% Due 04/29/2020**	1,000,000	1,017,544
Wachovia Bank NA Subordinated Notes, 5.600% Due 03/15/2016	1,435,000	1,534,708
29.5% - Total Finance		$28,458,894

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	900,000	973,381
Cooper US Inc. Senior Unsecured Notes, 2.375% Due 01/15/2016	1,000,000	1,021,104
CR Bard Inc. Senior Unsecured Notes, 2.875% Due 01/15/2016	1,195,000	1,226,883
Enterprise Products Senior Unsecured Notes, 3.700% Due 06/01/2015	1,000,000	1,020,156
Enterprise Products Senior Unsecured Notes, 5.000% Due 03/01/2015	400,000	407,404
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 0.5389% Due 05/13/2024**	1,100,000	1,039,996
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.0389% Due 04/15/2020**	1,175,000	1,186,433
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2389% Due 04/15/2023**	1,000,000	1,004,881
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	1,000,000	1,059,932
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,056,931
Kroger Co. Senior Unsecured Notes, 1.200% Due 10/17/2016	500,000	499,921
Kroger Co. Senior Unsecured Notes, 6.400% Due 08/15/2017	1,000,000	1,130,370
Norfolk Southern Corporation Senior Unsecured Notes, 5.750% Due 04/01/2018	1,093,000	1,235,847
Northwest Pipeline Senior Unsecured Notes, 7.000% Due 06/15/2016	1,000,000	1,100,916
Union Pacific Corp. Senior Unsecured Notes, 4.875% Due 01/15/2015	500,000	506,555
Union Pacific Corp. Senior Unsecured Notes, 7.000% Due 02/01/2016	1,000,000	1,074,474
16.1% - Total Industrials		$15,545,184

Utilities
Alabama Power Co. Senior Unsecured Notes, 5.200% Due 01/15/2016	1,175,000	1,241,919
Alliant Energy Corp. Senior Unsecured Notes, 4.000% Due 10/15/2014	1,000,000	1,001,201
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,000,000	1,118,351
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,129,286
Northeast Utilities Senior Unsecured Notes, 1.450% Due 05/01/2018	1,000,000	984,086
Verizon Communications Senior Unsecured Notes, 2.500% Due 09/15/2016	1,000,000	1,026,292
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,420,000	1,563,183
8.4% - Total Utilities		$8,064,318

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,122,720	4,208,918
United States Treasury Notes, 1.375% Due 11/30/2015	5,000,000	5,067,775
United States Treasury Notes, 2.125% Due 12/31/2015	5,000,000	5,116,990
14.9% - Total United States Government Treasury Obligations		$14,393,683

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2014 - Unaudited

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 0.500% Due 06/19/2017**	4,105,000	4,099,072
FHLB Step-up Coupon Notes, 0.750% Due 06/26/2019**	2,000,000	2,001,202
FHLB Step-up Coupon Notes, 0.750% Due 07/10/2019**	2,000,000	1,998,446
FHLMC Step-up Coupon Notes, 0.500% Due 09/09/2017**	2,000,000	2,001,118
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019**	1,095,000	1,080,643
11.6% - Total United States Government Agency Obligations		$11,180,481

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	348,903	372,536
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041**	775,843	803,834
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	1,954,484	1,991,893
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	2,035,409	2,118,447
GNMA Pool 726475, 4.000% Due 11/15/2024	537,342	570,476
GNMA Pool 728920, 4.000% Due 12/15/2024	854,243	906,918
7.0% - Total United States Government Agency Obligations - Mortgage Backed Securities		$6,764,104

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	240,966
0.3% - Total Certificates of Deposit		$240,966

Taxable Municipal Bonds
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	1,500,000	1,507,335
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,000,000	1,036,270
Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/2017	1,000,000	1,030,460
Ohio Water Development Authority Water Pollution Control Revenue, 0.951% Due 12/01/2014	500,000	500,335
4.2% - Total Municipal Bonds		$4,074,400

Total Fixed Income Securities 92.0%		$88,722,030
(Identified Cost $86,620,428)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	4,352,718	4,352,718
Total Cash Equivalents 4.5%		$4,352,718
(Identified Cost $4,352,718)

Total Portfolio Value 96.5%		$93,074,748
(Identified Cost $92,973,146)

Other Assets in Excess of Liabilities 3.5%		$3,351,852

Total Net Assets: 100.0%		$96,426,600

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poor's 500 expiring December 2014 (50 units per contract)	972	$(524,880)
(Notional Value of $95,853,294)

** Variable Rate Security; the rate shown is as of September 30, 2014.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2014:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Industrials	$19,194,617	$—	$—	$19,194,617
Telecommunication Services	2,471,734	—	—	2,471,734
Consumer Staples	24,489,529	—	—	24,489,529
Consumer Discretionary	11,947,250	—	—	11,947,250
Energy	20,358,594	—	—	20,358,594
Financial Services	21,315,866	—	—	21,315,866
Health Care	11,646,944	—	—	11,646,944
Information Technology	33,271,605	—	—	33,271,605
Money Market Fund	863,128	—	—	863,128
Total	145,559,267	$—	$—	145,559,267

Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Industrials	$8,092,626	$—	$—	$8,092,626
Consumer Staples	5,182,122	—	—	5,182,122
Consumer Discretionary	6,066,383	—	—	6,066,383
Energy	5,820,925	—	—	5,820,925
Financial Services	6,035,709	—	—	6,035,709
Health Care	7,043,124	—	—	7,043,124
Information Technology	14,784,653	—	—	14,784,653
Money Market Fund	2,558,341	—	—	2,558,341
Total	$55,583,883	$—	$—	$55,583,883

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$2,256,577	$—	$—	$2,256,577
Industrials	8,889,296	—	—	8,889,296
Consumer Staples	3,162,935	—	—	3,162,935
Consumer Discretionary	7,209,700	—	—	7,209,700
Energy	2,323,759	—	—	2,323,759
Financial Services	7,712,023	—	—	7,712,023
Health Care	4,185,299	—	—	4,185,299
Information Technology	5,634,714	—	—	5,634,714
Utilities	888,472	—	—	888,472
Real Estate Investment Trusts	810,007	—	—	810,007
Money Market Fund	715,382	—	—	715,382
Total	$43,788,164	$—	$—	$43,788,164

Realty Fund	Level 1	Level 2	Level 3	Total
REIT – Residential	$1,599,311	$—	$—	$1,599,311
REIT – Diversified	1,705,729	—	—	1,705,729
REIT – Health Care Facilities	1,044,157	—	—	1,044,157
REIT – Hotels/Motels	590,175	—	—	590,175
REIT – Office	1,052,160	—	—	1,052,160
REIT – Industrial	624,576	—	—	624,576
REIT – Retail	2,750,118	—	—	2,750,118
REIT – Timber	472,422			472,422
Money Market Fund	13,006	—	—	13,006
Total	$9,851,654	$—	$—	$9,851,654

International Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$1,460,629	$—	$—	$1,460,629
Industrials	1,828,637	—	—	1,828,637
Telecommunication Services	1,531,897	—	—	1,531,897
Consumer Staples	1,433,881	—	—	1,433,881
Consumer Discretionary	1,611,810	—	—	1,611,810
Energy	1,580,573	—	—	1,580,573
Financial Services	4,464,938	—	—	4,464,938
Health Care	1,859,985	—	—	1,859,985
Information Technology	1,778,442	—	—	1,778,442
Utilities	593,342	—	—	593,342
Money Market Fund	250,041	—	—	250,041
Total	$18,394,175	$—	$—	$18,394,175

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds
Bank and Finance	$—	$49,644,792	$—	$49,644,792
Industrials	—	39,699,631	—	39,699,631
Utilities	—	22,410,408	—	22,410,408
U.S. Government Treasury Obligations	—	29,840,497	—	29,840,497
U.S. Government Agency Obligations	—	12,615,644	—	12,615,644
U.S. Government Agency Obligations – Mortgage-Backed	—	33,653,852	—	33,653,852
Certificates of Deposit	—	239,271	—	239,271
Taxable Municipal Bonds	—	19,972,384	—	19,972,384
Non-Taxable Municipal Bonds	—	4,458,388	—	4,458,388
Preferred Stocks	3,795,387	—	—	3,795,387
Money Market Fund	6,770,123	—	—	6,770,123
Total	$10,565,510	$212,534,867	$—	$223,100,377

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds
General Obligation – City	$—	$3,342,952	$—	$3,342,952
General Obligation – County	—	1,870,880	—	1,870,880
General Obligation – State	—	2,293,845	—	2,293,845
Higher Education	—	13,198,535	—	13,198,535
Hospital / Health	—	5,329,762	—	5,329,762
Revenue Bonds - Facility	—	3,753,988	—	3,753,988
Revenue Bonds – Water & Sewer	—	3,932,066	—	3,932,066
Other Revenue	—	3,222,308	—	3,222,308
School District	—	15,878,794	—	15,878,794
State Agency	—	3,250,358	—	3,250,358
Housing	—	1,126,389	—	1,126,389
Money Market Fund	689,269	—	—	689,269
Total	$689,269	$57,199,877	$—	$57,889,146

JIC Institutional Bond Fund I	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$23,072,009	$—	$23,072,009
Industrial	—	16,285,592	—	16,285,592
Utilities	—	8,606,897	—	8,606,897
U.S. Government Treasury Obligations	—	10,199,730	—	10,199,730
U.S. Government Agency Obligations	—	9,469,533	—	9,469,533
U.S. Government Agency Obligations – Mortgage-Backed	—	5,405,055	—	5,405,055
Certificates of Deposit	—	240,966	—	240,966
Taxable Municipal Bonds	—	5,532,216	—	5,532,216
Money Market Fund	703,555	—	—	703,555
Total	$703,555	$78,811,998	$—	$79,515,553

JIC Institutional Bond Fund II	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$20,653,751	$—	$20,653,751
Industrial	—	15,071,814	—	15,071,814
Utilities	—	10,900,147	—	10,900,147
U.S. Government Treasury Obligations	—	8,067,924	—	8,067,924
U.S. Government Agency Obligations	—	6,901,422	—	6,901,422
U.S. Government Agency Obligations – Mortgage-Backed	—	6,806,234	—	6,806,234
Certificates of Deposit	—	243,716	—	243,716
Taxable Municipal Bonds	—	7,397,954	—	7,397,954
Non-Taxable Municipal Bonds	—	535,410	—	535,410
Preferred Stocks	1,224,500	—	—	1,224,500
Money Market Fund	852,981	—	—	852,981
Total	$2,077,481	$76,578,372	$—	$78,655,853

JIC Institutional Bond Fund III	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$16,045,044	$—	$16,045,044
Industrial	—	17,085,431	—	17,085,431
Utilities	—	8,499,465	—	8,499,465
U.S. Government Treasury Obligations	—	8,471,410	—	8,471,410
U.S. Government Agency Obligations	—	3,000,408	—	3,000,408
U.S. Government Agency Obligations – Mortgage-Backed	—	11,099,961	—	11,099,961
Certificates of Deposit	—	243,716	—	243,716
Taxable Municipal Bonds	—	7,629,146	—	7,629,146
Preferred Stocks	1,224,500	—	—	1,224,500
Money Market	463,115	—	—	463,115
Total	$1,687,615	$72,074,581	$—	$73,762,196

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$28,458,894	$—	$28,458,894
Industrial	—	15,545,184	—	15,545,184
Utilities	—	8,064,318	—	8,064,318
U.S. Government Treasury Obligations	—	14,393,683	—	14,393,683
U.S. Government Agency Obligations	—	11,180,481	—	11,180,481
U.S. Government Agency Obligations – Mortgage-Backed	—	6,764,104	—	6,764,104
Certificates of Deposit	—	240,966	—	240,966
Taxable Municipal Bonds	—	4,074,400	—	4,074,400
Money Market	4,352,718	—	—	4,352,718
Sub-Total	$4,352,718	$88,722,030	$—	$93,074,748
Other Financial Instruments*	(524,880)	—	—	(524,880)
Total	$3,827,838	$88,722,030	$—	$92,549,868

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the nine months ended September 30, 2014, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the nine months ended September 30, 2014 was $90,219,192. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin due to the Broker on futures contracts as of September 30, 2014, 2014 was $194,400.

Tax Cost of Securities

As of September 30, 2014, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$115,352,938	$31,118,704	$(912,376)	$30,206,328
Johnson Growth Fund	41,912,647	14,462,256	(791,020)	13,671,236
Johnson Opportunity Fund	35,798,310	9,055,333	(1,065,479)	7,989,854
Johnson Realty Fund	5,918,308	4,036,195	(102,848)	3,933,346
Johnson International Fund	15,135,779	4,180,025	(921,628)	3,258,397
Johnson Fixed Income Fund	215,967,293	7,968,984	(835,900)	7,133,084
Johnson Municipal Income Fund	55,908,273	2,102,332	(121,459)	1,980,873
JIC Institutional Bond Fund I	79,250,762	501,234	(236,443)	264,791
JIC Institutional Bond Fund II	77,506,665	1,564,436	(415,248)	1,149,188
JIC Institutional Bond Fund III	71,919,860	2,285,051	(442,714)	1,842,337
Johnson Enhanced Return Fund	92,973,146	407,514	(305,912)	101,602

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 9, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: November 28, 2014

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: November 28, 2014

* Print the name and title of each signing officer under his or her signature